ACCOUNTING METHODOLOGY CHANGE FOR PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements or Change in Accounting Principle
Following are the changes to financial statement line items as a result of the accounting methodology change for the periods presented in the accompanying consolidated financial statements:

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2011
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$5,538	$71	$5,609
Gross profit	1,640	(71)	1,569
Selling, general and administrative expenses (1)	469	12	481
Research and development expenses (1)	158	1	159
Operating earnings	1,021	(84)	937
Earnings from continuing operations before income taxes	964	(84)	880
Provision for income taxes from continuing operations	307	(33)	274
Earnings from continuing operations	657	(51)	606
Earnings from discontinued operations, net of tax	8	1	9
Net earnings	696	(50)	646

Basic earnings per share
Earnings from continuing operations	$4.70	$(0.36)	$4.34
Earnings from discontinued operations	0.28	0.01	0.29
Basic earnings per share	$4.98	$(0.35)	$4.63

Diluted earnings per share
Earnings from continuing operations	$4.59	$(0.35)	$4.24
Earnings from discontinued operations	0.27	0.01	0.28
Diluted earnings per share	$4.86	$(0.34)	$4.52

Comprehensive Income
Net earnings	$696	$(50)	$646
Amortization of prior service credits included in net periodic costs (2)	(71)	50	(21)
Total other comprehensive income (loss), net of tax	(106)	50	(56)
Comprehensive income	590	--	590

Retained Earnings
Retained earnings at beginning of period	$2,879	$(626)	$2,253
Net earnings	696	(50)	646
Retained earnings at end of period	3,436	(676)	2,760

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $144 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2010
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$4,368	$15	$4,383
Gross profit	1,474	(15)	1,459
Selling, general and administrative expenses (1)	431	3	434
Operating earnings	862	(18)	844
Earnings from continuing operations before income taxes	636	(18)	618
Provision for income taxes from continuing operations	211	(9)	202
Earnings from continuing operations	425	(9)	416
Earnings from discontinued operations, net of tax	13	(4)	9
Net earnings	438	(13)	425

Basic earnings per share
Earnings from continuing operations	$2.95	$(0.07)	$2.88
Earnings from discontinued operations	0.09	(0.02)	0.07
Basic earnings per share	$3.04	$(0.09)	$2.95

Diluted earnings per share
Earnings from continuing operations	$2.88	$(0.07)	$2.81
Earnings from discontinued operations	0.08	(0.01)	0.07
Diluted earnings per share	$2.96	$(0.08)	$2.88

Comprehensive Income
Net earnings	$438	$(13)	$425
Amortization of prior service credits included in net periodic costs (2)	(39)	13	(26)
Total other comprehensive income (loss), net of tax	(47)	13	(34)
Comprehensive income	391	--	391

Retained Earnings
Retained earnings at beginning of period	$2,570	$(613)	$1,957
Net earnings	438	(13)	425
Retained earnings at end of period	2,879	(626)	2,253

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $53 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Earnings, Comprehensive Income and Retained Earnings

	For Year Ended December 31, 2009
(Dollars in millions, except per share amounts)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Cost of sales (1)	$3,364	$56	$3,420
Gross profit	1,032	(56)	976
Selling, general and administrative expenses (1)	367	12	379
Research and development expenses (1)	124	1	125
Operating earnings	345	(69)	276
Earnings from continuing operations before income taxes	254	(69)	185
Provision for income taxes from continuing operations	100	(26)	74
Earnings from continuing operations	154	(43)	111
Loss from discontinued operations, net of tax	(18)	(4)	(22)
Net earnings	136	(47)	89

Basic earnings per share
Earnings from continuing operations	$1.06	$(0.29)	$0.77
Loss from discontinued operations	(0.12)	(0.04)	(0.16)
Basic earnings per share	$0.94	$(0.33)	$0.61

Diluted earnings per share
Earnings from continuing operations	$1.05	$(0.29)	$0.76
Loss from discontinued operations	(0.12)	(0.03)	(0.15)
Diluted earnings per share	$0.93	$(0.32)	$0.61

Comprehensive Income
Net earnings	$136	$(47)	$89
Amortization of prior service credits included in net periodic costs (2)	(74)	47	(27)
Total other comprehensive income (loss), net of tax	(50)	47	(3)
Comprehensive income	86	--	86

Retained Earnings
Retained earnings at beginning of period	$2,562	$(566)	$1,996
Net earnings	136	(47)	89
Retained earnings at end of period	2,570	(613)	1,957

(1)	Includes MTM adjustment for pension and OPEB plans actuarial net losses of $91 million.
(2)	Updated to reflect change in accounting guidance for presentation of other comprehensive income.

Consolidated Statements of Financial Position

	December 31, 2011
(Dollars in millions)	As Previously Reported (Before Accounting Change	Effect of Accounting Change	As Adjusted (After Accounting Change)

Retained earnings	$3,436	$(676)	$2,760
Accumulated other comprehensive income (loss)	(538)	676	138

	December 31, 2010
(Dollars in millions)	As Previously Reported (Before Accounting Change	Effect of Accounting Change	As Adjusted (After Accounting Change)

Retained earnings	$2,879	$(626)	$2,253
Accumulated other comprehensive income (loss)	(432)	626	194

Consolidated Statement of Cash Flows

	For Year Ended December 31, 2011
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings (loss)	$696	$(50)	$646
Provision (benefit) for deferred income taxes	11	(33)	(22)
Pension and other postretirement contributions (in excess of) less than expenses, net	(65)	50	(15)
Other items, net	45	33	78
Consolidated Statements of Cash Flows

	For Year Ended December 31, 2010
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings	$438	$(13)	$425
Provision (benefit) for deferred income taxes	59	(12)	47
Pension and other postretirement contributions (in excess of) less than expenses, net	(1)	13	12
Other items, net	5	12	17

	For Year Ended December 31, 2009
(Dollars in millions)	As Previously Reported (Before Accounting Change)	Effect of Accounting Change	As Adjusted (After Accounting Change)

Net earnings	$136	$(47)	$89
Provision (benefit) for deferred income taxes	185	(30)	155
Pension and other postretirement contributions (in excess of) less than expenses, net	(154)	47	(107)
Other items, net	(18)	30	12